Financial risk management and fair value estimates (Details 4) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 278,449	$ 192,273
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member] | Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,450	6,749
Urban Properties And Investments Business [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Borrowings Excluding Finance Leases [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	114,113	67,537
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	33,503	10,769
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,325	773
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	32,117	9,987
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	15	4
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46	5
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	5,017	2,415
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,173	752
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,837	1,656
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7	2
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,920	538
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	127	8
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,787	529
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6	1
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,821	535
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12	6
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	7,807	528
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	2	1
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,246	527
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	10	2
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,236	525
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	11,499	6,754
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3	5
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	46
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	238,055	165,986
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	14,597	19,126
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	216,475	143,544
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16	25
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8	138
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	6,959	3,153
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	45,758	41,790
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	12,080	16,850
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	29,733	23,733
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	16	10
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	8	62
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Less Than 1 Year [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	3,921	1,135
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	29,653	20,889
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,191	1,584
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	26,639	18,084
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		76
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 1 and 2 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,823	1,140
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24,221	22,407
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	1,326	692
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	22,256	20,837
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 2 and 3 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	639	873
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	24,081	13,363
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	23,734	13,353
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total		5
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Between 3 and 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	347	5
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	114,342	67,537
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Trade And Other Payables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Finance Leases [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Derivative Financial Instruments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member] | Liquidity Risk [Member] | Later than 4 years [Member] | Purchase Obligations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total	$ 229